Accumulated Other Comprehensive Income (Loss), Net of Tax - Schedule Of Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 347	$ 300	$ 323
Other comprehensive income (loss)	(137)	47	(23)
Ending balance	210	347	300
Net Investment Hedge [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(117)	(185)	(203)
Other comprehensive income (loss)	(214)	68	18
Ending balance	(331)	(117)	(185)
Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	487	514	504
Other comprehensive income (loss)	140	(27)	10
Ending balance	627	487	514
Changes in Fair Value Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(4)
Other comprehensive income (loss)	2	(4)
Ending balance	(2)	(4)
Net Actuarial Gain/ (Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(19)	(29)	22
Other comprehensive income (loss)	(66)	10	(51)
Ending balance	(85)	(19)	(29)
Unrealized Gains/ (Losses) Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss)	1
Ending balance	$ 1